INTERIM CONDENSED STATEMENTS OF CONSOLIDATED COMPREHENSIVE LOSS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net loss for the period	€ (28,099)	€ (26,357)
Actuarial gains and losses on retirement benefit obligations (IAS 19)	0	106
Tax impact	0	0
Other comprehensive loss that will not be reclassified subsequently to income or loss	0	106
Currency translation adjustment	10	(71)
Tax impact	0	0
Other comprehensive income that may be reclassified subsequently to income or loss	10	(71)
Total comprehensive loss	€ (28,088)	€ (26,322)